Other provisions - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jan. 01, 2022
Disclosure of other provisions [line items]
Charge for the period	£ 135
Other provisions	1,625	£ 1,803	[1]	£ 2,080
Provision used, other provisions	310
Restructuring provision	97	112
Regulatory and legal provisions
Disclosure of other provisions [line items]
Charge for the period	70
Other provisions	759	803
Provision used, other provisions	111
Payment Protection Insurance, excluding MBNA | Payment Protection Insurance remediation
Disclosure of other provisions [line items]
Total payment protection insurance to date	21,960
Customer claims in relation to insurance branch business in Germany
Disclosure of other provisions [line items]
Total customer claims in relation to insurance branch business to date	0	709
Provision used, other provisions	79
Dilapidations, rent reviews and other property related matters
Disclosure of other provisions [line items]
Other provisions	97	112
Indemnities and other matters relating to legacy business disposals
Disclosure of other provisions [line items]
Other provisions	£ 44	£ 86

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.